INCOME TAXES - Deferred Assets and Liabilities (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred Income Tax Assets
Tax loss and credit carryforwards	CAD 1,365	CAD 2,049
Difference in accounting and tax bases of impaired assets and assets held for sale	651	1,168
Regulatory and other deferred amounts	512	277
Unrealized foreign exchange losses on long-term debt	216	446
Financial instruments	10	34
Other	180	287
Deferred tax assets, gross	2,934	4,261
Less: Valuation allowance	832	1,336
Deferred tax assets, net of Valuation allowance	2,102	2,925
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment and PPAs	6,240	9,015
Equity investments	632	905
Taxes on future revenue requirement	238	198
Other	140	156
Deferred tax liabilities, gross	7,250	10,274
Net Deferred Income Tax Liabilities	5,148	7,349
Deferred Income Tax Assets
Intangible and other assets (Note 12)	255	313
Deferred Income Tax Liabilities
Deferred income tax liabilities	5,403	7,662
Net Deferred Income Tax Liabilities	CAD 5,148	CAD 7,349